245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 31, 2022

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Court Street Trust (the trust): File Nos. 002-58774 and 811-02741 Fidelity Connecticut Municipal Income Fund Fidelity New Jersey Municipal Income Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust